Stock Option Activity (Detail) (Stock Options, USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Stock Options
Number of Shares
Outstanding at beginning of period	2,389,444	2,553,611		2,389,444
Granted	35,667	902,977	[1]	248,333	[2]	1,798,611
Exercised		(184,335)
Forfeited and canceled		(326,082)		(84,166)
Outstanding at end of period		2,946,171		2,553,611		2,389,444
Vested and expected to vest at end of period		2,835,082
Exercisable at end of period		1,579,209
Weighted-Average Exercise Price per Share
Outstanding at beginning of period	$ 2.67	$ 3.11		$ 2.67
Granted	$ 3.08	$ 9.76	[1]	$ 7.26	[2]	$ 3.08
Exercised		$ 1.70
Forfeited and canceled		$ 8.35		$ 2.90
Outstanding at end of period		$ 4.66		$ 3.11		$ 2.67
Vested and expected to vest at end of period		$ 4.57
Exercisable at end of period		$ 3.17
Weighted-Average Remaining Contractual Term (in years)
Outstanding at end of period		4 years 2 months 12 days		5 years 3 months 18 days		6 years 1 month 6 days
Vested and expected to vest at end of period		4 years 9 months 18 days
Exercisable at end of period		4 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding at end of period		$ 60,383		$ 15,951		$ 6,153
Vested and expected to vest at end of period		58,364
Exercisable at end of period		$ 34,725

[1]	On May 9, 2012, the Company's board of directors specified the performance criteria for the stock options granted during the year ended December 31, 2011 for the purchase of 54,000 ordinary shares at an exercise price of $7.97. The performance criteria are based on Company operating metrics for 2012. As a result, as of May 9, 2012, these stock options were deemed granted for accounting purposes.
[2]	During the year ended December 31, 2011, the Company granted stock options for the purchase of 54,000 ordinary shares at an exercise price $7.97 under which the performance-based vesting criteria had not been determined at December 31, 2011. As the options did not have a grant date as of that date, they are not included in the options granted amount.